UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 $ / shares
Provision for credit losses, related party receivables | ¥			¥ 6,456
Provision for credit losses, Loan recognized | ¥	¥ 733,169		1,182,609
Provision for credit losses, Other receivables | ¥	25,037		20,980
Current liabilities	¥ 3,129,396	$ 485,675	¥ 1,147,205
Temporary Equity, par value (in dollars pe share) | $ / shares		$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized (in shares)	1,000,000,000	1,000,000,000	0
Temporary Equity, Shares Issued (in shares)	291,290,416	291,290,416	0
Temporary Equity, Shares Outstanding (in shares)	291,290,416	291,290,416	0
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	9,000,000,000	9,000,000,000	10,000,000,000
Ordinary shares, shares issued (in shares)	1,186,236,986	1,186,236,986	1,112,431,559
VIEs
Current liabilities | ¥	¥ 63,331		¥ 65,476
Class A ordinary shares
Ordinary shares, shares issued (in shares)	1,145,427,125	1,145,427,125	1,071,621,698
Ordinary shares, shares outstanding (in shares)	1,145,427,125	1,145,427,125	1,071,621,698
Class B ordinary shares
Ordinary shares, shares issued (in shares)	40,809,861	40,809,861	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861	40,809,861	40,809,861